Segment information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment Information	Segment information
General information
Shell is an international energy company engaged in the principal aspects of the energy and petrochemicals industries and reports its business through segments: Integrated Gas, Upstream, Marketing, Chemicals and Products, Renewables and Energy Solutions, and Corporate.
The Integrated Gas segment includes liquefied natural gas (LNG), conversion of natural gas into gas-to-liquids (GTL) fuels and other products. It includes natural gas and liquids exploration and extraction, and the operation of the upstream and midstream infrastructure necessary to deliver these to market. The segment also includes the marketing, trading and optimisation of LNG, including LNG as a fuel for heavy-duty vehicles.
The Upstream segment includes exploration and extraction of crude oil, natural gas and natural gas liquids. It also markets and transports oil and gas, and operates the infrastructure necessary to deliver them to the market.
The Marketing segment comprises the Mobility, Lubricants, and Sectors & Decarbonisation businesses. The Mobility business operates Shell's retail network, including electric vehicle charging services. The Lubricants business produces, markets and sells lubricants for road transport, and machinery used in manufacturing, mining, power generation, agriculture and construction. The Sectors & Decarbonisation business sells fuels, speciality products and services, including low-carbon energy solutions, to a broad range of commercial customers, including the aviation, marine, and agricultural sectors.
The Chemicals and Products segment includes chemicals manufacturing plants, with their own marketing network, and refineries, which turn crude oil and other feedstocks into a range of oil products which are moved and marketed around the world for domestic, industrial and transport use. The segment also includes the pipeline business, trading and optimisation of crude oil, oil products and petrochemicals, and oil sands activities (the extraction of bitumen from mined oil sands and its conversion into synthetic crude oil).
The Renewables and Energy Solutions segment includes renewable power generation, the marketing and trading and optimisation of power and pipeline gas, as well as carbon credits, and digitally enabled customer solutions. The segment also includes production and marketing of hydrogen, development of commercial carbon capture and storage hubs, investment in nature-based projects that avoid or reduce carbon emissions, and Shell Ventures, which invests in companies that work to accelerate the energy and mobility transformation.
The Corporate segment covers the non-operating activities supporting Shell, comprising Shell's holdings and treasury organisation, its self-insurance activities and its headquarters and central functions. All finance expense and income and related taxes are included in Corporate segment earnings rather than in the earnings of business segments.
7. Segment information continued
Basis of segmental reporting
Sales between segments are based on prices generally equivalent to commercially available prices. Third-party revenue and non-current assets information by geographical area are based on the country of operation of the Group subsidiaries that report this information. Separate disclosure is provided for the UK as this is the Company's country of domicile.
Segment earnings are presented on a current cost of supplies basis (CCS earnings). On this basis, the purchase price of volumes sold during the period is based on the current cost of supplies during the same period after making allowance for the tax effect. CCS earnings therefore exclude the effect of changes in the oil price on inventory carrying amounts. CCS earnings attributable to Shell plc shareholders is the earnings measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.
Finance expense and income related to core financing activities, as well as related taxes, are included in the Corporate segment earnings rather than in the earnings of the business segments.
Information by segment on a current cost of supplies basis is as follows:

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,645	6,475	108,858	118,781	44,819	42	316,620	[A]
Inter-segment	11,560	41,230	624	2,252	4,707	—	60,373
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,951	768	548	590	(96)	(3)	3,758
Interest and other income, of which:	137	671	76	61	75	1,818	2,838
Interest income	6	27	9	57	12	2,202	2,313
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(22)	209	16	(61)	110	5	257
Other	153	435	51	65	(47)	(389)	268
Third-party and inter-segment purchases (CCS basis)	27,356	7,890	94,614	102,396	40,170	15	272,441
Operating expenses, of which:	4,823	9,845	9,336	11,483	3,831	642	39,960
Production and manufacturing expenses	4,529	9,186	949	7,908	2,610	58	25,240
Selling, distribution and administrative expenses	168	163	8,137	3,323	1,058	584	13,433
Research and development expenses	126	496	250	252	163	—	1,287
Exploration expenses	216	1,534	—	—	—	—	1,750
Depreciation, depletion and amortisation charge, of which:	8,903	12,463	2,335	6,411	1,159	19	31,290
Impairment losses	3,472	1,360	420	2,787	908	—	8,947	[B]
Impairment reversals	(324)	(206)	(1)	(90)	(141)	—	(762)	[C]
Interest expense	146	507	52	62	4	3,902	4,673
Taxation charge/(credit) (CCS basis)	2,803	8,377	819	(198)	1,303	90	13,194
CCS earnings	7,046	8,528	2,950	1,530	3,038	(2,811)	20,281
[A]Includes $15,607 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior gains of $4,689 million related to sales contracts and prior losses of $2,074 million related to purchase contracts that were previously recognised and where physical settlement has taken place during 2023.
[B]Impairment losses comprise Property, plant and equipment ($8,182 million), Goodwill ($635 million) and Other intangible assets ($130 million). (See Note 12).
[C]Impairment reversals comprise Property, plant and equipment ($627 million) and Other intangible assets ($135 million). (See Note 12).
7. Segment information continued

2022

								$ million
	Integrated Gas		Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	54,751		8,352	120,638	144,342	53,190	41	381,314	[A]
Inter-segment	18,412		52,285	606	2,684	6,791	—	80,778
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219		2,111	237	374	(7)	(4)	3,930
Interest and other income, of which:	(714)		726	(104)	244	57	706	915
Interest income	43		22	—	24	(2)	959	1,046
Net gains on sale and revaluation of non-current assets and businesses	101		437	(186)	282	8	—	642
Other	(858)	[B]	267	82	(62)	51	(253)	(773)
Third-party and inter-segment purchases (CCS basis)	37,785		10,666	108,012	127,521	57,024	(28)	340,980
Operating expenses, of which:	5,237		10,365	8,383	11,362	3,590	539	39,476
Production and manufacturing expenses	4,907		9,676	810	7,583	2,520	22	25,518
Selling, distribution and administrative expenses	218		233	7,351	3,592	972	517	12,883
Research and development expenses	112		456	222	187	98	—	1,075
Exploration expenses	240		1,472	—	—	—	—	1,712
Depreciation, depletion and amortisation charge, of which:	2,211		10,334	1,900	3,289	777	18	18,529
Impairment losses	115		950	480	356	412	—	2,313	[C]
Impairment reversals	(3,449)		(2,504)	(151)	(73)	—	—	(6,177)	[D]
Interest expense	84		345	46	22	2	2,682	3,181
Taxation charge/(credit) (CCS basis)	5,899		14,070	903	935	(303)	(7)	21,497
CCS earnings	22,212		16,222	2,133	4,515	(1,059)	(2,461)	41,562
[A]Includes $11,708 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $9,815 million related to sales contracts and prior gains of $7,201 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2022.
[B]Includes the full write-down of the Nord Stream 2 loan amounting to $1,126 million as a result of the withdrawal from Russian oil and gas activities.
[C]Impairment losses comprise Property, plant and equipment ($1,799 million), Goodwill ($361 million) and Other intangible assets ($153 million). (See Note 12).
[D]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
7. Segment information continued

2021

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	29,922	9,182	83,494	116,448	22,415	43	261,504	[A]
Inter-segment	8,072	35,789	254	1,890	4,675	—	50,680
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,933	632	385	989	(27)	1	3,913
Interest and other income, of which:	1,596	4,592	278	37	200	353	7,056
Interest income	—	37	3	36	4	431	511
Net gains on sale and revaluation of non-current assets and businesses	1,610	4,130	285	(24)	(6)	—	5,995
Other	(14)	425	(10)	25	202	(78)	550
Third-party and inter-segment purchases (CCS basis)	20,188	9,094	70,745	103,294	26,048	(5)	229,364
Operating expenses, of which:	4,526	10,322	7,501	10,347	2,745	524	35,965
Production and manufacturing expenses	4,194	9,797	950	6,815	2,098	(32)	23,822
Selling, distribution and administrative expenses	231	186	6,384	3,375	596	556	11,328
Research and development expenses	101	339	167	157	51	—	815
Exploration expenses	122	1,301	—	—	—	—	1,423
Depreciation, depletion and amortisation charge, of which:	5,908	13,485	1,700	5,485	326	17	26,921
Impairment losses	723	920	129	2,248	45	—	4,065	[B]
Impairment reversals	(204)	(9)	(1)	—	—	—	(214)	[C]
Interest expense	71	333	27	44	—	3,132	3,607
Taxation charge/(credit) (CCS basis)	2,648	6,057	903	(210)	(342)	(665)	8,391
CCS earnings	8,060	9,603	3,535	404	(1,514)	(2,606)	17,482
[A]Includes $126 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $4,824 million related to sales contracts and prior gains of $4,892 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2021.
[B]Impairment losses comprise Property, plant and equipment ($3,894 million), Goodwill ($167 million) and Other intangible assets ($4 million). (See Note 12).
[C]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).

Reconciliation of CCS earnings to income for the period

	$ million
	2023	2022	2021
Income attributable to Shell plc shareholders	19,359	42,309	20,101
Income attributable to non-controlling interest	277	565	529
Income for the period	19,636	42,874	20,630
Current cost of supplies adjustment:
Purchases	815	(1,714)	(3,772)
Taxation	(203)	444	808
Share of profit of joint ventures and associates	33	(42)	(184)
Current cost of supplies adjustment	645	(1,312)	(3,148)
Of which:
Attributable to Shell plc shareholders	650	(1,196)	(3,029)
Attributable to non-controlling interest	(5)	(116)	(119)
CCS earnings	20,281	41,562	17,482
Of which:
CCS earnings attributable to Shell plc shareholders	20,008	41,113	17,072
CCS earnings attributable to non-controlling interest	273	449	410
7. Segment information continued
Information by geographical area is as follows:

2023

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	118,135	[A]	99,967	70,291	28,227	316,620
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	48,008	[B]	91,374	57,261	49,562	246,205
[A]Includes $44,815 million that originated from the UK.
[B]Includes $21,478 million located in the UK.

2022

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	135,975	[A]	126,643	87,085	31,611	381,314
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,161	[B]	97,019	59,233	51,794	248,207
[A]Includes $50,236 million that originated from the UK.
[B]Includes $20,772 million located in the UK.

2021

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	78,549	[A]	87,070	73,647	22,238	261,504
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	38,881	[B]	97,278	58,286	48,595	243,040
[A]Includes $21,846 million that originated from the UK.
[B]Includes $21,974 million located in the UK.
Cash capital expenditure
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

2023

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	3,491	8,249	5,563	3,106	2,314	270	22,993	[A]
Investments in joint ventures and associates	705	94	49	84	261	9	1,202	[A]
Investments in equity securities	—	—	—	2	106	89	197	[A]
Cash capital expenditure*	4,196	8,343	5,612	3,192	2,681	368	24,392
[A]See Consolidated Statements of Cash Flows.
* Non-GAAP measure (see page 329).
7. Segment information continued

2022

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	3,433	8,020	4,527	3,835	2,610	175	22,600	[A]
Investments in joint ventures and associates	832	123	304	2	703	9	1,973	[A]
Investments in equity securities	—	—	—	1	156	103	260	[A]
Cash capital expenditure*	4,265	8,143	4,831	3,838	3,469	287	24,833
[A]See Consolidated Statements of Cash Flows.

2021

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Capital expenditure	3,306	6,277	2,122	5,091	2,069	135	19,000	[A]
Investments in joint ventures and associates	196	(109)	148	80	154	10	479	[A]
Investments in equity securities	—	—	3	4	136	75	218	[A]
Cash capital expenditure*	3,502	6,168	2,273	5,175	2,359	220	19,697
[A]See Consolidated Statements of Cash Flows.